MML SERIES INVESTMENT FUND II
MML Inflation-Protected and Income Fund
Supplement dated February 1, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective February 1, 2025, the information for Yulia Alekseeva found under the heading Portfolio Manager(s) in the section titled Management (page 43 of the Prospectus) is hereby deleted.
Effective February 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (page 43 of the Prospectus):
Rishi Kapur, CFA is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. He has managed the Fund since February 2025.
Effective February 1, 2025, the information for Yulia Alekseeva found under Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus is hereby deleted.
Effective February 1, 2025, the following information supplements the information for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 118 of the Prospectus:
Rishi Kapur, CFA
is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. Mr. Kapur shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, and the MML Short-Duration Bond Fund. Mr. Kapur is also the Head of Barings’ Securitized Trading for Global Public Securitized Products and is responsible for trading and developing portfolio strategy across ABS and CMBS sectors. He has worked in the industry since 1997. Prior to joining Barings in 2001, Mr. Kapur was an Audit Consultant at MassMutual’s Corporate Auditing Department and was associated with Conning and Company as an Equity Analyst.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-04
Inflation-24-01

MML SERIES INVESTMENT FUND II
MML Managed Bond Fund
Supplement dated February 1, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective February 1, 2025, the information for Yulia Alekseeva found under the heading Portfolio Manager(s) in the section titled Management (page 68 of the Prospectus) is hereby deleted.
Effective February 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (page 68 of the Prospectus):
Rishi Kapur, CFA is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. He has managed the Fund since February 2025.
Effective February 1, 2025, the information for Yulia Alekseeva found under Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus is hereby deleted.
Effective February 1, 2025, the following information supplements the information for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 118 of the Prospectus:
Rishi Kapur, CFA
is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. Mr. Kapur shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, and the MML Short-Duration Bond Fund. Mr. Kapur is also the Head of Barings’ Securitized Trading for Global Public Securitized Products and is responsible for trading and developing portfolio strategy across ABS and CMBS sectors. He has worked in the industry since 1997. Prior to joining Barings in 2001, Mr. Kapur was an Audit Consultant at MassMutual’s Corporate Auditing Department and was associated with Conning and Company as an Equity Analyst.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-05
MB-24-01

MML SERIES INVESTMENT FUND II
MML Short-Duration Bond Fund
Supplement dated February 1, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective February 1, 2025, the information for Yulia Alekseeva, Natalia Krol, and Omotunde Lawal found under the heading Portfolio Manager(s) in the section titled Management (page 75 of the Prospectus) is hereby deleted.
Effective February 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (page 75 of the Prospectus):
Rishi Kapur, CFA is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. He has managed the Fund since February 2025.
Effective February 1, 2025, the information for Yulia Alekseeva, Natalia Krol, and Omotunde Lawal found under Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus is hereby deleted.
Effective February 1, 2025, the following information supplements the information for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 118 of the Prospectus:
Rishi Kapur, CFA
is a Managing Director and portfolio manager for Barings’ Private Placements and Asset-Based Finance Group. Mr. Kapur shares primary responsibility for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, and the MML Short-Duration Bond Fund. Mr. Kapur is also the Head of Barings’ Securitized Trading for Global Public Securitized Products and is responsible for trading and developing portfolio strategy across ABS and CMBS sectors. He has worked in the industry since 1997. Prior to joining Barings in 2001, Mr. Kapur was an Audit Consultant at MassMutual’s Corporate Auditing Department and was associated with Conning and Company as an Equity Analyst.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-06
SDB-24-01

MML SERIES INVESTMENT FUND II
MML Inflation-Protected and Income Fund
MML Managed Bond Fund
MML Short-Duration Bond Fund
Supplement dated February 1, 2025 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective February 1, 2025, the following information replaces similar information for MML Inflation-Protected and Income found on page B-124 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Inflation-Protected and Income are Rishi Kapur and Douglas Trevallion, II.
Effective February 1, 2025, the information for Yulia Alekseeva is hereby removed for MML Inflation-Protected and Income.
Effective February 1, 2025, the following information supplements the information for MML Inflation-Protected and Income found on page B-124 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Rishi Kapur
Registered investment companies**	1	$111 million	0	$0
Other pooled investment vehicles	1	$0.44 million	0	$0
Other accounts	38	$23,770 million	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML Inflation-Protected and Income.
Ownership of Securities:
As of December 31, 2024, Mr. Kapur did not own any shares of MML Inflation-Protected and Income.
Effective February 1, 2025, the following information replaces similar information for MML Managed Bond found on page B-125 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Managed Bond are Stephen Ehrenberg, Rishi Kapur, Charles Sanford, and Douglas Trevallion, II.
Effective February 1, 2025, the information for Yulia Alekseeva is hereby removed for MML Managed Bond.
Effective February 1, 2025, the following information supplements the information for MML Managed Bond found on page B-125 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:

Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Rishi Kapur
Registered investment companies**	1	$111 million	0	$0
Other pooled investment vehicles	1	$0.44 million	0	$0
Other accounts	38	$23,770 million	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML Managed Bond.
Ownership of Securities:
As of December 31, 2024, Mr. Kapur did not own any shares of MML Managed Bond.
Effective February 1, 2025, the following information replaces similar information for MML Short-Duration Bond found on page B-125 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Short-Duration Bond are Stephen Ehrenberg, Rishi Kapur, Charles Sanford, and Douglas Trevallion, II.
Effective February 1, 2025, the information for Yulia Alekseeva, Natalia Krol, and Omotunde Lawal is hereby removed for MML Short-Duration Bond.
Effective February 1, 2025, the following information supplements the information for MML Short-Duration Bond found on page B-126 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Rishi Kapur
Registered investment companies**	1	$111 million	0	$0
Other pooled investment vehicles	1	$0.44 million	0	$0
Other accounts	38	$23,770 million	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML Short-Duration Bond.
Ownership of Securities:
As of December 31, 2024, Mr. Kapur did not own any shares of MML Short-Duration Bond.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-24-04